CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2020		£ 41,118	£ 35,105	£ 2,174	£ 7,181	£ 25,750	£ 5,935	£ 78
Comprehensive income
Profit for the period		3,708	3,489			3,489	203	16
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		281	281			281
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		86	86		86
Equity shares		1	1		1
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(1,000)	(1,000)		(1,000)
Movements in foreign currency translation reserve, net of tax		(7)	(7)		(7)
Other comprehensive income for the period, net of tax		(665)	(665)		(920)	255
Total comprehensive income for the period	[1]	3,043	2,824		(920)	3,744	203	16
Transactions with owners
Dividends		(1,003)	(1,000)			(1,000)		(3)
Distributions on other equity instruments		(203)					(203)
Issue of other equity instruments		1,549	(1)			(1)	1,550
Redemptions of other equity instruments		(1,850)	(9)			(9)	(1,841)
Capital contributions received		78	78			78
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		(1,431)	(934)			(934)	(494)	(3)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		(1)	1
Ending balance at Jun. 30, 2021	[2]	42,730	36,995	2,174	6,260	28,561	5,644	91
Comprehensive income
Profit for the period		1,494	1,337			1,337	141	16
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		781	781			781
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		110	110		110
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(958)	(958)		(958)
Movements in foreign currency translation reserve, net of tax		(12)	(12)		(12)
Other comprehensive income for the period, net of tax		(105)	(105)		(860)	755
Total comprehensive income for the period	[3]	1,389	1,232		(860)	2,092	141	16
Transactions with owners
Dividends		(1,911)	(1,900)			(1,900)		(11)
Distributions on other equity instruments		(141)					(141)
Redemptions of other equity instruments		(1,376)					(1,376)
Capital contributions received		86	86			86
Return of capital contributions		(2)	(2)			(2)
Changes in non-controlling interests		(3)	(1)			(1)		(2)
Total transactions with owners		(3,347)	(1,817)			(1,817)	(1,517)	(13)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2021	[4]	40,772	36,410	2,174	5,400	28,836	4,268	94
Comprehensive income
Profit for the period		2,441	2,313			2,313	114	14
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(207)	(207)			(207)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		8	8		8
Equity shares		(1)	(1)		(1)
Gains and losses attributable to own credit risk, net of tax		294	294			294
Movements in cash flow hedging reserve, net of tax		(2,604)	(2,604)		(2,604)
Movements in foreign currency translation reserve, net of tax		38	38		38
Other comprehensive income for the period, net of tax		(2,472)	(2,472)		(2,559)	87
Total comprehensive income for the period	[5]	(31)	(159)		(2,559)	2,400	114	14
Transactions with owners
Dividends		(20)						(20)
Distributions on other equity instruments		(114)					(114)
Capital contributions received		110	110			110
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		(26)	108			108	(114)	(20)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		1	(1)
Ending balance at Jun. 30, 2022	[6]	£ 40,715	£ 36,359	£ 2,174	£ 2,842	£ 31,343	£ 4,268	£ 88

[1]	Total comprehensive income attributable to owners of the parent was £3,027 million
[2]	Total equity attributable to owners of the parent was £42,639 million.
[3]	Total comprehensive income attributable to owners of the parent was £1,373 million.
[4]	Total equity attributable to owners of the parent was £40,678 million
[5]	Total comprehensive income attributable to owners of the parent was a deficit of £45 million.
[6]	Total equity attributable to owners of the parent was £40,627 million.